Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorised	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A
Temporary equity shares outstanding		26,259,345
Temporary equity shares outstanding	27,600,000	27,600,000
Share redemption value	$ 10.00	$ 10.00
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	200,000,000	200,000,000
Common stock shares issued		2,092,655
Common stock shares issued	752,000	752,000
Common stock shares outstanding		2,092,655
Common stock shares outstanding	752,000	752,000
Common Class B
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	20,000,000	20,000,000
Common stock shares issued	6,900,000	6,900,000
Common stock shares outstanding	6,900,000	6,900,000